================================================================================

[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

       New England Funds
   Where The Best Minds Meet


--------------------------------------------------------------------------------
Semiannual Report and Performance Update
--------------------------------------------------------------------------------

New England                                   [ARTWORK APPEARS HERE]
Balanced Fund

-------------
June 30, 1995
-------------

================================================================================


--------------------------------------------------------------------------------

                                                                   July 20, 1995

Dear Shareholder:

     We have good news to present in this Semiannual Report for New England Balanced Fund, which includes your Portfolio Manager's commentary and complete financial information.

Market Overview

     Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

     The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500(R) Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

Your Financial Adviser -- A Trusted Ally

     As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced

--------------------------------------------------------------------------------

================================================================================


--------------------------------------------------------------------------------

professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

     Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

     We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,

           /s/ Peter S. Voss               /s/ Henry L.P. Schmelzer

           Peter S. Voss                   Henry L.P. Schmelzer
           Chairman                        President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                    A $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

   Compared to Standard & Poor's 500 Index/4/ and a blend of Standard & Poor's 500 and Lehman Intermediate Government/Corporate Bond Indices/5/

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard & Poor's 500 Index/4/ and a blend of Standard & Poor's 500 and Lehman Intermediate
Government/Corporate Bond Indices/5/. The data points from the graph are as follows:


New England Balanced Fund-Net Asset Value/1/

Year                                  Amount
----                                  ------
6/85                                  $10,000
6/86                                  $13,708
6/87                                  $15,437
6/88                                  $14,523
6/89                                  $16,056
6/90                                  $16,050
6/91                                  $16,952
6/92                                  $19,586
6/93                                  $22,689
6/94                                  $23,517
6/95                                  $27,571

New England Balanced Fund-With Maximum Sales Charge/2/

Year                                  Amount
----                                  ------
6/85                                  $9,425
6/86                                  $12,920
6/87                                  $14,549
6/88                                  $13,688
6/89                                  $15,133
6/90                                  $15,127
6/91                                  $15,977
6/92                                  $18,460
6/93                                  $21,384
6/94                                  $22,165
6/95                                  $25,986

S&P/Lehman Interm. Gov't./Corp./5/

Year                                  Amount
----                                  ------
6/85                                  $10,000
6/86                                  $12,896
6/87                                  $15,251
6/88                                  $14,981
6/89                                  $17,516
6/90                                  $19,862
6/91                                  $21,548
6/92                                  $24,427
6/93                                  $27,476
6/94                                  $27,767
6/95                                  $33,466

S&P 500/4/

Year                                  Amount
----                                  ------
6/85                                  $10,000
6/86                                  $13,583
6/87                                  $16,991
6/88                                  $15,819
6/89                                  $19,065
6/90                                  $22,191
6/91                                  $23,831
6/92                                  $27,040
6/93                                  $30,714
6/94                                  $31,257
6/95                                  $39,381

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Average Annual Total Returns 6/30/95
-----------------------------------------------------------------------------------------
Class A (Inception 11/27/68)     Year to Date      1 Year        5 Years         10 Years
-----------------------------------------------------------------------------------------
Net Asset Value/1/                  16.23%         17.24%         11.43%           10.67%
With Max. Sales Charge/2/            9.52          10.46          10.12            10.02
Standard & Poor's 500/4/            20.14          25.99          12.03            14.60
Lipper Balanced Average/6/          13.70          16.02          10.44            11.52

-----------------------------------------------------------------------------------------
Class B (Inception 9/13/93)      Year to Date      1 Year     Since Inception
-----------------------------------------------------------------------------------------
Net Asset Value/1/                  15.72%         16.34%          8.34%
With CDSC/3/                        11.72          12.34           6.76
Standard & Poor's 500/4/            20.14          25.99          12.80
S&P/ Lehman G/C Blend/5/            13.09          20.52           9.77
Lipper Balanced Average/6/          13.70          16.02           6.64

-----------------------------------------------------------------------------------------
Class C (Inception 12/30/94)   Since Inception
-----------------------------------------------------------------------------------------
Net Asset Value/1/                  15.72%
Standard & Poor's 500/4/            20.14
S&P/ Lehman G/C Blend/5/            13.09
Lipper Balanced Average/6/          13.70

-----------------------------------------------------------------------------------------
Class Y (Inception 3/10/94)      Year to Date      1 Year     Since Inception
-----------------------------------------------------------------------------------------
Net Asset Value/1/                  16.44%         17.79%          9.89%
Standard & Poor's 500/4/            20.14          25.99          15.97
S&P/ Lehman G/C Blend/5/            13.09          20.52          14.34
Lipper Balanced Average/6/          13.70          16.02          11.05

    These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The Fund was changed from an equity income fund to a balanced fund on March 1, 1990. Results for periods prior to that date reflect former investment policies and are not necessarily representative of results that would have been achieved had the Fund's current investment policies then been in effect.

    Notes to Charts and Performance Update

/1/ Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

/2/ With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

/3/ With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum
    4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

/4/ Standard & Poor's 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

/5/ Represented by a 65% weighting in the Standard & Poor's 500 Index (S&P 500) and a 35% weighting in the Lehman Intermediate Government/Corporate Bond Index. Indices are rebalanced to 65%/35% at the end of each year. Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. Government and U.S. corporations having maturities between one and ten years. The indices' performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

/6/ Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------

[PHOTOS APPEAR HERE]

         NEW ENGLAND BALANCED FUND

         Portfolio Managers: Doug Ramos, Meri Anne Beck; Loomis, Sayles & Co.

         It was the best of times for both the stock and bond markets. Amid declining interest rates and subdued inflation concerns, both stock and bond markets in the first six months of 1995 rewarded investors with record-setting performances. During the first two quarters of 1995 the bond market staged its strongest rally since the third and fourth quarters of 1984. Stock prices have risen virtually without interruption since December, with major stock-market indexes surging to new highs. Fixed-income securities also had their own share of impressive gains.

         How Your Fund Performed

         We are pleased to report that our assessment of the markets and Fund positioning generated outstanding results for our shareholders. For the six months ended June 30, 1995, New England Balanced Fund provided a total return of 16.23% for Class A shares, at net asset value. Your Fund has outperformed the Lipper Balanced Fund Average of 212 funds. The average balanced fund returned 13.7% for the same six-month period.

         How We Managed Your Fund

         Our overall approach reflected our belief that in 1995 economic activity would continue at low to moderate levels, inflationary pressures would remain subdued, and interest rates would remain stable. With this outlook, which proved to be correct, we overweighted the portfolio in equities, expecting -- again correctly -- that they would outperform bonds. At the end of June, about 61%

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------

         of the portfolio was invested in stocks, and 39% in bonds. Our asset allocation benefited the Fund, because the equity markets during the first half of 1995 outperformed the bond market accounting for much of the Fund's performance.

         In the equity segment of the Fund, we followed our value-oriented bottom-up stock selection process in search of good opportunities. Our concentration in the Business/Financial Services sector (23% of Fund assets), Technology (11%), and Capital Goods (11%) served the Fund well. Successful picks in technology stocks -- Intel, Texas Instruments, Hewlett-Packard, and IBM -- boosted the Fund's equity portion to above-market performance in the first six months of 1995. The Financial Services sector, which is sensitive to interest rates, prospered in the low-rate environment. The Fund also benefited from investments in airlines, and aerospace and defense stocks, which produced strong returns in the second quarter.

         During the quarter we increased both credit quality and the average maturity of the portfolio. At the end of June, the average maturity of the bonds in the portfolio was about seven years. We improved call protection by increasing our exposure to non-callable bonds. We maintained broad diversification along the maturity spectrum, with an emphasis on intermediate-term bonds. The industrial and financial sectors together made up about half of the Fund's bond holdings, while 19% was in mortgage-related securities and 14% in U.S. government and agency bonds.

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------

         Our bond selection process is research driven by in-depth credit analysis. We analyze the yield differential between various bonds and sectors in order to pursue additional value and provide the potential for stability for shareholders in both up and down markets

         Economic Outlook

         The current economic and business climates are favorable for both stocks and bonds. The Federal Reserve interest rate policy has brought a slowing economy and diminished inflation concerns. A number of economic reports indicated recessionary trends in certain areas of the economy, which prompted the Federal Reserve to cut interest rates for the first time in three years in an effort to prevent a broad recession.

         We believe that the chances of recession in the near future are slim and that the economy will stay in low gear through the remainder of the year, which bodes well for fixed-income securities. For the equity markets, however, a slower economy can translate into lower corporate earnings growth, which, in turn, could keep stock prices from moving up at a dramatic rate. To prepare for the potential shift in the stock market, we have become slightly more defensive in the Fund's equity portion, placing more emphasis on higher-yielding stocks, and trimming back our exposure in the technology sector.

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------

         The Value of Long-Term Perspective

         Experienced investors always remember that short-term fluctuations are a normal part of investing. The best way to capture investment opportunities that can materialize in a matter of hours is to be in the market over the long term, and to own a diversified mix of investments. Your Fund gives you professionally managed asset allocation in stocks and bonds, as well as diversification of individual securities. Keep in mind that, like any mutual fund with significant stock holdings, your Fund is a long-term investment, designed to help you in the pursuit of your investment goals.

         This is a time of great optimism in the securities markets. Our goal as managers of the Balanced Fund is to adhere to our bottom-up fundamental stock research and careful credit analysis to focus on above-average returns, along with reduced volatility over time. We look forward to continuing to assist you with your long-term investment plans.

--------------------------------------------------------------------------------
                           New England Balanced Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  Your Fund's Asset Diversification 6/30/95*
--------------------------------------------------------------------------------

A graph in the form of a pie chart appears here, illustrating the asset diversification of New England Balanced Fund as of June 30, 1995. The pie chart is broken in pieces representing the asset diversification in the following percentages:

Asset Diversification        Percentages
---------------------        -----------
Stocks                           60.9%
Bonds                            38.5%
Cash                              0.6%



--------------------------------------------------------------------------------
               Your Fund's Five Largest Stock Holdings 6/30/95*
--------------------------------------------------------------------------------
                                                                   Percentage of
       Company                                                        Net Assets
    ----------------------------------------------------------------------------
    1. Mead Corporation                                                     1.4%
       A manufacturer of paper and wood products,
       and lumber
    ----------------------------------------------------------------------------
    2. Texas Instruments                                                    1.4%
       Major electronic equipment corporation
    ----------------------------------------------------------------------------
    3. International Business Machines (IBM)                                1.4%
       The world's largest computer manufacturer
    ----------------------------------------------------------------------------
    4. Case Corp.                                                           1.4%
       Manufacturer of farm and construction equipment
    ----------------------------------------------------------------------------
    5. Intel Corp.                                                          1.3%
       Semiconductor and memory circuit manufacturer
    ----------------------------------------------------------------------------

*Portfolio holdings and asset allocations may change.

[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

           New England Funds
       Where The Best Minds Meet

           Portfolio Composition, Financial Statements and Highlights



NEW ENGLAND
BALANCED FUND



June 30, 1995

                             PORTFOLIO COMPOSITION

Investments as of June 30, 1995
(unaudited)

COMMON STOCKS--59.1% OF TOTAL NET ASSETS

 SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         AEROSPACE--2.1%
  40,700 Lockheed Martin Corp. ..................................   $  2,569,188
  38,600 Raytheon Co. ...........................................      2,996,325
                                                                    ------------
                                                                       5,565,513
                                                                    ------------
         AIRLINE--1.0%
  36,700 AMR Corp. (c)...........................................      2,738,738
                                                                    ------------
         AUTOMOBILE & RELATED--2.6%
  19,100 Chrysler Corp. .........................................        914,413
  88,400 Ford Motor Co. .........................................      2,629,900
  67,000 General Motors Corp. ...................................      3,140,625
                                                                    ------------
                                                                       6,684,938
                                                                    ------------
         BANKS--3.4%
  65,200 Chemical Banking Corp. .................................      3,080,700
  37,300 First Interstate Bancorp. ..............................      2,993,325
  73,100 Fleet Norstar Financial Group...........................      2,713,837
                                                                    ------------
                                                                       8,787,862
                                                                    ------------
         CHEMICAL--4.7%
  45,000 E.I. DuPont de Nemours & Co. ...........................      3,093,750
  77,100 Georgia Gulf Corp. (c)..................................      2,515,388
  75,200 PPG Industries, Inc. ...................................      3,233,600
 131,900 Praxair, Inc. ..........................................      3,297,500
                                                                    ------------
                                                                      12,140,238
                                                                    ------------
         ELECTRONIC COMPONENTS--2.7%
  54,800 Intel Corp. ............................................      3,469,525
  26,700 Texas Instruments, Inc. ................................      3,574,462
                                                                    ------------
                                                                       7,043,987
                                                                    ------------
         ELECTRICAL EQUIPMENT--1.5%
  42,700 General Electric Co. ...................................      2,407,213
  34,800 Honeywell, Inc. ........................................      1,500,750
                                                                    ------------
                                                                       3,907,963
                                                                    ------------
         ENGINEERING & CONSTRUCTION--0.9%
  95,600 McDermott International Inc. ...........................      2,306,350
                                                                    ------------
         FINANCIAL SERVICES--4.5%
  44,800 Federal Home Loan Mortgage Corp. .......................      3,080,000
  30,500 Federal National Mortgage Association...................      2,878,437
  90,300 MBNA Corp. .............................................      3,047,625
  83,700 Meditrust SBI...........................................      2,856,263
                                                                    ------------
                                                                      11,862,325
                                                                    ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

COMMON STOCKS--CONTINUED

 SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         FOREST PRODUCTS--1.0%
  61,600 Weyerhaeuser Co. .......................................   $  2,902,900
                                                                    ------------
         FREIGHT--TRANSPORTATION--1.1%
 164,500 Canadian Pacific Ltd. ..................................      2,858,188
                                                                    ------------
         HEALTH CARE--DRUGS--0.1%
   7,900 Smithkline Beecham PLC..................................        357,475
                                                                    ------------
         HEALTH CARE--MED.TECH.--0.3%
  28,700 C. R. Bard, Inc. .......................................        861,000
                                                                    ------------
         HEALTH CARE--SERVICES--1.1%
 224,500 Beverly Enterprises, Inc. (c)...........................      2,778,188
                                                                    ------------
         HOME PRODUCTS--1.3%
  65,200 Premark International Inc. .............................      3,382,250
                                                                    ------------
         HOUSING & BUILDING MATERIALS--1.0%
  95,600 Masco Corp. ............................................      2,581,200
                                                                    ------------
         INSURANCE--4.6%
 118,800 ACE, Ltd. ..............................................      3,445,200
  23,812 American International Group, Inc. .....................      2,714,568
  35,300 Chubb Corp. ............................................      2,828,412
  83,000 Providian Corp. ........................................      3,008,750
                                                                    ------------
                                                                      11,996,930
                                                                    ------------
         LEISURE--1.2%
 134,300 Carnival Cruise Lines, Inc. ............................      3,139,262
                                                                    ------------
         MACHINERY--1.5%
 118,900 Case Corp. .............................................      3,537,275
  29,300 Consorcio G Grupo Dina SA DE ADR (d)....................         91,563
 127,800 Consorcio G Grupo Dina SA DE Series L ADR (d)...........        255,600
                                                                    ------------
                                                                       3,884,438
                                                                    ------------
         METALS--0.6%
  53,300 AK Steel Holding Corp.(c)...............................      1,452,425
                                                                    ------------
         MULTI INDUSTRY--3.7%
  73,000 Allied Signal, Inc. ....................................      3,248,500
  28,700 ITT Corp. ..............................................      3,372,250
  51,400 Textron, Inc. ..........................................      2,987,625
                                                                    ------------
                                                                       9,608,375
                                                                    ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

COMMON STOCKS--CONTINUED

 SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         NATURAL GAS PIPELINES--2.0%
  83,100 El Paso Natural Gas Co. ................................   $  2,368,350
  48,900 Mapco, Inc. ............................................      2,836,200
                                                                    ------------
                                                                       5,204,550
                                                                    ------------
         OFFICE EQUIPMENT--3.2%
  39,400 Hewlett Packard Co. ....................................      2,935,300
  36,900 International Business Machines ........................      3,542,400
  17,300 Xerox Corp. ............................................      2,028,425
                                                                    ------------
                                                                       8,506,125
                                                                    ------------
         OIL--3.0%
  94,500 Repsol S.A., ADR (d)....................................      2,988,563
  40,300 Sun, Inc. ..............................................      1,103,212
 115,600 Ultramar Corp. .........................................      2,918,900
  37,400 YPF Sociedad Anonima ADR (d)............................        705,925
                                                                    ------------
                                                                       7,716,600
                                                                    ------------
         PAPER/PAPER PRODUCTS--1.4%
  62,800 Mead Corp. .............................................      3,728,750
                                                                    ------------
         RETAIL--1.2%
  31,400 Dayton Hudson Corp. ....................................      2,252,950
  91,100 TJX Companies...........................................      1,207,075
                                                                    ------------
                                                                       3,460,025
                                                                    ------------
         TOBACCO--1.9%
  14,200 Loews Corp. ............................................      1,718,200
  44,100 Philip Morris Companies, Inc. ..........................      3,279,937
                                                                    ------------
                                                                       4,998,137
                                                                    ------------
         UTILITIES--TELECOMMUNICATIONS--2.9%
  92,300 GTE Corp. ..............................................      3,149,737
  89,200 Sprint Corp. ...........................................      2,999,350
  46,500 Telefonos de Mexico SA .................................      1,377,562
                                                                    ------------
                                                                       7,526,649
                                                                    ------------
         UTILITIES--ELECTRIC--2.4%
 109,700 Pacific Gas & Electric Co. .............................      3,181,300
 182,500 SCE Corp. ..............................................      3,125,312
                                                                    ------------
                                                                       6,306,612
                                                                    ------------
         Total Common Stocks (Identified Cost $127,384,743)......    154,287,993
                                                                    ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

PREFERRED STOCKS--1.8% OF TOTAL NET ASSETS

   SHARES   DESCRIPTION                 VALUE (A)
---------------------------------------------------
            AUTOMOBILE & RELATED--
            0.8%
     14,800 Chrysler Corp. .........   $  1,966,550
                                       ------------
            TOBACCO--1.0%
            RJR Nabisco Holdings
    437,800 Corp. ..................      2,681,525
                                       ------------
            Total Preferred Stocks
            (Identified Cost
            $4,916,414).............      4,648,075
                                       ------------

MEDIUM & LONG TERM BONDS & NOTES--38.5%
    FACE
   AMOUNT
---------------------------------------------------
            BANKS--3.3%
            Bankers Trust New York
 $2,400,000  Corp. 8.125%, 4/01/02..      2,537,232
            Chase Manhattan Corp.
  1,140,000 10.000%, 6/15/99........      1,264,921
            Chase Manhattan Corp.
  2,200,000 7.875%, 8/01/04.........      2,251,766
            Export, Import Bank of
  1,100,000 Japan 9.500%, 6/29/00...      1,243,000
            First Interstate
            Bancorp. 12.750%,
    600,000 5/01/97.................        664,494
            First National Tennessee
    600,000 Corp. 10.375%, 6/01/99..        668,316
                                       ------------
                                          8,629,729
                                       ------------
            EQUIPMENT TRUST
            CERTIFICATES--1.9%
            American Airlines
  2,000,000 10.180%, 1/02/13........      2,325,000
            Delta Air Lines, Inc.
  1,000,000 7.790%, 12/01/98........      1,020,140
            Delta Air Lines, Inc.
    500,000 9.530%, 11/17/99........        540,730
            Delta Air Lines, Inc.
    600,000 9.200%, 9/23/14.........        643,500
            U.S. Air, Inc. 10.550%,
    232,000 1/15/05.................        229,808
            U.S. Air, Inc. 10.700%,
    350,000 1/15/07.................        349,758
                                       ------------
                                          5,108,936
                                       ------------
            FINANCE--4.7%
            American General Corp.
  2,000,000 9.625%, 7/15/00.........      2,252,060
            Associates Corp of N.A
  2,375,000 8.350%, 12/22/98........      2,521,514
            International Lease
            Finance Corp. 8.040%,
  2,430,000 12/01/97................      2,524,867
            International Lease
            Finance Corp. 8.125%,
  2,000,000 1/15/98.................      2,085,340
            Secured Finance 9.050%,
  2,425,000 12/15/04................      2,762,002
                                       ------------
                                         12,145,783
                                       ------------
            HEALTH CARE--1.6%
            Columbia/HCA Healthcare
  1,775,000 Co. 8.020%, 8/05/02.....      1,885,458
            Hospital Corp. of
            America zero coupon,
  3,050,000 6/01/00.................      2,176,998
                                       ------------
                                          4,062,456
                                       ------------
            INDUSTRIAL--6.4%
            Carnival Cruise Lines,
  2,000,000 Inc. 7.050%, 5/15/05....      2,006,560
            Coastal Corp. 10.000%,
  2,650,000 2/01/01.................      3,006,743

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

MEDIUM & LONG TERM BONDS & NOTES--CONTINUED

    FACE
   AMOUNT   DESCRIPTION                                             VALUE (A)
-------------------------------------------------------------------------------
            INDUSTRIAL--CONTINUED
 $1,650,000 Hertz Corp. 9.000%, 7/24/00.........................   $  1,810,826
    500,000 Litton Industries, Inc. 12.625%, 7/01/05............        520,845
  2,000,000 Royal Caribbean Cruise Line 8.125%, 7/28/04.........      2,090,720
    500,000 Sears Roebuck & Co. 9.300%, 4/15/98.................        536,090
  2,975,000 Standard Oil Co. 9.000%, 6/01/19....................      3,233,498
  2,000,000 Tenneco, Inc. 10.000%, 3/15/08......................      2,473,140
  1,000,000 WalMart Stores Inc. 6.750%, 5/15/02.................      1,014,650
                                                                   ------------
                                                                     16,693,072
                                                                   ------------
            INSURANCE--0.9%
  1,095,000 Progressive Corp. 10.000%, 12/15/00.................      1,254,202
  1,000,000 USF&G Corp. 8.375%, 6/15/01.........................      1,063,900
                                                                   ------------
                                                                      2,318,102
                                                                   ------------
            MORTGAGE BACKED--6.9%
    750,000 Federal Home Loan Mortgage Corp. 7.750%, 10/15/98...        771,563
      2,819 Federal Home Loan Mortgage Corp. 8.750%, 1/15/20....          2,814
  2,000,000 Federal Home Loan Mortgage Corp. 7.500%, 7/15/20....      2,040,000
  1,000,000 Federal Home Loan Mortgage Corp. 6.500%, 3/15/23....        936,250
            Federal National Mortgage Association 9.000%,
  3,000,000 7/25/06.............................................      3,148,110
            Federal National Mortgage Association 7.000%,
  1,750,000 4/25/07.............................................      1,746,465
            Federal National Mortgage Association 7.500%,
    324,564 6/01/15.............................................        328,449
            Federal National Mortgage Association 8.500%,
  1,374,123 6/25/24.............................................      1,417,491
            General Electric Capital Mortgage Services, Inc.
  2,065,000 10.000%, 3/25/24....................................      2,197,924
    172,933 Mortgage Securities III Trust 9.000%, 4/01/10.......        178,171
  3,000,000 Paine Webber CMO Trust 9.000%, 10/20/03.............      3,130,290
            Residential Funding Mortgage Securities Co., Inc.
  1,473,471 6.000%, 12/25/08....................................      1,409,006
    575,000 Westam Mortgage Financial Corp. 8.950%, 8/01/18.....        643,097
                                                                   ------------
                                                                     17,949,630
                                                                   ------------
            PAPER/PAPER PRODUCTS--0.4%
    500,000 Westvaco Corp. 9.650%, 3/01/02......................        568,830
    500,000 Westvaco Corp. 10.300%, 1/15/19.....................        536,955
                                                                   ------------
                                                                      1,105,785
                                                                   ------------
            SECURITIES--1.6%
  1,500,000 Lehman Brothers Holdings, Inc. 8.875%, 11/01/98.....      1,581,375
            Lehman Brothers Holdings, Inc. Floating Rate Note,
  2,600,000 6.810%, 10/12/95 (e)................................      2,532,998
                                                                   ------------
                                                                      4,114,373
                                                                   ------------
            TELEPHONE--1.2%
    500,000 Central Telephone Co. 9.280%, 11/27/00..............        560,225
            Southern Bell Telephone & Telegraph Co. 8.750%,
  2,500,000 11/01/24............................................      2,601,300
                                                                   ------------
                                                                      3,161,525
                                                                   ------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

MEDIUM & LONG TERM BONDS & NOTES--CONTINUED

    FACE
   AMOUNT   DESCRIPTION                                            VALUE (A)
-------------------------------------------------------------------------------
            TOBACCO--1.4%
 $1,802,000 Philip Morris Companies, Inc. 7.625%, 5/15/02......   $  1,864,331
  1,735,000 RJR Nabisco, Inc. 9.250%, 8/15/13..................      1,773,691
                                                                  ------------
                                                                     3,638,022
                                                                  ------------
            UTILITIES--1.0%
  1,000,000 Colorado Interstate Gas Co. 10.000%, 6/15/05.......      1,093,360
  1,500,000 Louisiana Power & Light Co. 10.670%, 1/02/17.......      1,605,270
                                                                  ------------
                                                                     2,698,630
                                                                  ------------
            YANKEE/SUPRANATIONAL--1.2%
    600,000 Hydro Quebec Mountain Bank 6.520%, 2/23/06.........        569,814
  2,450,000 SKF AB 7.625%, 7/15/03.............................      2,521,956
                                                                  ------------
                                                                     3,091,770
                                                                  ------------
            U.S. GOVERNMENT & AGENCIES--6.0%
            Federal Home Loan Mortgage Corp. Floating Rate
  2,575,000 1.875%, 8/23/95 (e)................................      2,267,622
  1,000,000 Federal Home Loan Mortgage Corp. 8.460%, 11/20/99..      1,007,960
  1,000,000 Federal Home Loan Mortgage Corp. 8.750%, 2/03/05...      1,053,540
            Federal National Mortgage Association Principal
  1,165,000 Only, 10/10/01.....................................      1,076,204
            Federal National Mortgage Association 8.050%,
  1,000,000 5/20/04............................................      1,027,890
            Federal National Mortgage Association 7.000%,
  1,346,700 8/25/16............................................      1,346,700
  3,000,000 U.S. Treasury Notes 8.750%, 10/15/97...............      3,181,860
  1,000,000 U.S. Treasury Notes 8.875%, 2/15/99................      1,093,750
    775,000 U.S. Treasury Bonds 10.750%, 2/15/03...............        986,916
  2,000,000 U.S. Treasury Bonds 10.375%, 11/15/12..............      2,645,320
                                                                  ------------
                                                                    15,687,762
                                                                  ------------
            Total Medium & Long Term Bonds & Notes Identified
            Cost ($97,793,754).................................    100,405,575
                                                                  ------------
SHORT-TERM INVESTMENTS--0.2%

    469,000 Associates Corp. of North America 6.000% 7/03/95...        469,000
                                                                  ------------
            Total Short-Term Investments (Identified Cost
            $469,000)..........................................        469,000
                                                                  ------------
            Total Investments--99.6% (Identified Cost
            $230,563,911) (b)..................................    259,810,643
            Cash & Receivables.................................      2,552,826
            Liabilities........................................     (1,358,667)
                                                                  ------------
            Total Net Assets--100%.............................   $261,004,802
                                                                  ============

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)


(a) See Note 1a.
(b) Federal Tax Information: At June 30, 1995 the net unrealized appreciation on investments based on cost of $230,563,911 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..............  $34,274,478
    Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value..............   (5,027,746)
                                                                   -----------
    Net unrealized appreciation..................................  $29,246,732
                                                                   ===========
(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are
    significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate on a specific date.
    These notes reset quarterly based upon a specific index. The maturity date shown is the next interest rate reset date. The final maturity on these instruments are 1/12/99 and 11/23/98, respectively.

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 1995
(unaudited)

ASSETS
 Investments at value..................................           $259,810,643
 Cash..................................................                    921
 Receivable for:
   Fund shares sold....................................                324,955
   Dividends and Interest..............................              2,220,795
   Foreign dividend tax reclaims.......................                  6,155
                                                                  ------------
                                                                   262,363,469
LIABILITIES
 Payable for:
   Securities purchased................................  $739,842
   Fund shares redeemed................................   314,645
   Dividends declared..................................    34,209
 Accrued expenses:
   Management fees.....................................   156,129
   Deferred trustees' fees.............................    43,566
   Accounting and administrative.......................     3,892
   Other expenses......................................    66,384
                                                         --------
                                                                     1,358,667
                                                                  ------------
                                                                  $261,004,802
                                                                  ============
NET ASSETS
 Net Assets consist of:
   Capital paid in.....................................           $225,042,916
   Undistributed net investment income.................                347,769
   Accumulated net realized gains......................              6,367,385
   Unrealized appreciation on investments..............             29,246,732
                                                                  ------------
NET ASSETS                                                        $261,004,802
                                                                  ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
 ($181,086,310 divided by 14,043,411 shares of
 beneficial interest)..................................                 $12.89
                                                                        ======
Offering price per share (100/94.25 of $12.89).........                 $13.68*
                                                                        ======
Net asset value and offering price of Class B shares
 ($29,865,793 divided by 2,324,380 shares of beneficial
 interest).............................................                 $12.85**
                                                                        ======
Net asset value and offering price of Class C shares
 ($305,369 divided by 23,784 shares of beneficial
 interest).............................................                 $12.84
                                                                        ======
Net asset value and offering price of Class Y shares
 ($49,747,330 divided by 3,856,930 shares of beneficial
 interest).............................................                 $12.90
                                                                        ======
Identified cost of investments.........................           $230,563,911
                                                                  ============

 *Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of these amounts.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

Six months ended June 30, 1995
(unaudited)

INVESTMENT INCOME
 Dividends.............................................           $ 1,948,758(a)
 Interest..............................................             3,851,899
                                                                  -----------
                                                                    5,800,657
 Expenses
   Management fees.....................................  $876,751
   Service fees--Class A...............................   209,174
   Service and distribution fees--Class B..............   125,265
   Service and distribution fees--Class C..............       726
   Trustees' fees and expenses.........................    12,352
   Accounting and administrative.......................    24,675
   Custodian...........................................    61,283
   Transfer agent......................................   266,877
   Audit and tax services..............................    20,000
   Legal...............................................    12,435
   Printing............................................    31,867
   Registration........................................    30,259
   Miscellaneous.......................................    10,302
                                                         --------
 Total expenses........................................             1,681,966
                                                                  -----------
 Net investment income.................................             4,118,691
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on Investments--net.....................             6,454,327
 Unrealized appreciation on Investments--net...........            25,335,464
                                                                  -----------
 Net gain on investment transactions...................            31,789,791
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $35,908,482
                                                                  ===========

(a) Net of foreign taxes of $9,190.

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

                                                     YEAR ENDED    SIX MONTHS
                                                    DECEMBER 31,      ENDED
                                                        1994      JUNE 30, 1995
                                                    ------------  -------------
FROM OPERATIONS
 Net investment income............................  $  5,939,028  $  4,118,691
 Net realized gain on investments.................     3,627,356     6,454,327
 Unrealized appreciation (depreciation) on
  investments.....................................   (15,017,290)   25,335,464
                                                    ------------  ------------
 Increase (decrease) in net assets from
  operations......................................    (5,450,906)   35,908,482
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Class A........................................    (4,538,717)   (2,652,854)
   Class B........................................      (369,316)     (327,149)
   Class C........................................            --        (3,122)
   Class Y........................................      (935,325)     (787,797)
 Net realized gain on investments
   Class A........................................    (2,833,357)           --
   Class B........................................      (376,051)           --
   Class C........................................            --            --
   Class Y........................................      (703,988)           --
                                                    ------------  ------------
                                                      (9,756,754)   (3,770,922)
                                                    ------------  ------------
 Increase in net assets derived from capital share
  transactions....................................    71,331,610     9,744,687
                                                    ------------  ------------
 Total increase in net assets.....................    56,123,950    41,882,247
NET ASSETS
 Beginning of the period..........................   162,998,605   219,122,555
                                                    ------------  ------------
 End of the period................................  $219,122,555  $261,004,802
                                                    ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period..........................  $     10,949  $        -0-
                                                    ============  ============
 End of the period................................  $        -0-  $    347,769
                                                    ============  ============

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

(unaudited)

                                               CLASS A
                          -------------------------------------------------------
                                                                           SIX
                                                                          MONTHS
                                   YEAR ENDED DECEMBER 31,                ENDED
                          ---------------------------------------------  JUNE 30,
                           1990     1991     1992      1993      1994      1995
                          -------  -------  -------  --------  --------  --------   ---
Net Asset Value,
 Beginning of Period....  $  9.47  $  8.11  $ 10.15  $  11.16  $  12.13  $  11.27
                          -------  -------  -------  --------  --------  --------
Income From Investment
 Operations.............
Net Investment Income...     0.35     0.30     0.30      0.31      0.33      0.21
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........    (1.34)    2.05     1.10      1.26     (0.65)     1.60
                          -------  -------  -------  --------  --------  --------
Total From Investment
 Operations.............    (0.99)    2.35     1.40      1.57     (0.32)     1.81
                          -------  -------  -------  --------  --------  --------
Less Distributions
Dividends From Net
 Investment Income......    (0.35)   (0.30)   (0.30)    (0.31)    (0.33)    (0.19)
Distributions From Net
 Realized Capital Gains.     0.00     0.00    (0.09)    (0.29)    (0.21)     0.00
Distributions From Paid-
 in Capital.............    (0.02)   (0.01)    0.00      0.00      0.00      0.00
                          -------  -------  -------  --------  --------  --------
Total Distributions.....    (0.37)   (0.31)   (0.39)    (0.60)    (0.54)    (0.19)
                          -------  -------  -------  --------  --------  --------
Net Asset Value, End of
 Period.................  $  8.11  $ 10.15  $ 11.16  $  12.13  $  11.27  $  12.89
                          =======  =======  =======  ========  ========  ========
Total Return (%)........    (10.6)    29.2     13.9      14.2      (2.7)     16.2**
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     1.58     1.53     1.48      1.40      1.40      1.42*
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     4.00     3.18     2.84      2.66      2.91      3.48*
Portfolio Turnover Rate
 %......................       68       51       38        50        36        48*
Net Assets, End of
 Period (000)...........  $52,134  $67,467  $90,527  $158,308  $158,332  $181,086

* Computed on an annualized basis.
**Not computed on an annualized basis.

                See accompanying notes to financial statements.

(unaudited)

                                          CLASS B                    CLASS C            CLASS Y
                          ---------------------------------------   ----------  -------------------------
                          SEPTEMBER 13(*)     YEAR     SIX MONTHS   SIX MONTHS   MARCH 8(*)    SIX MONTHS
                              THROUGH        ENDED       ENDED        ENDED       THROUGH        ENDED
                           DECEMBER 31,   DECEMBER 31,  JUNE 30,     JUNE 30,   DECEMBER 31,    JUNE 30,
                               1993           1994        1995         1995         1994          1995
                          --------------- ------------ ----------   ----------  ------------   ----------
Net Asset Value,
 Beginning of Period ...      $12.16        $ 12.11     $ 11.24       $11.24      $ 12.20       $ 11.27
                              ------        -------     -------       ------      -------       -------
Income From Investment
 Operations
Net Investment Income...        0.16           0.26        0.16         0.12         0.38          0.23
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        0.24          (0.66)       1.60         1.64        (0.72)         1.61
                              ------        -------     -------       ------      -------       -------
Total From Investment
 Operations.............        0.40          (0.40)       1.76         1.76        (0.34)         1.84
Less Distributions
Dividends From Net
 Investment Income......       (0.16)         (0.26)      (0.15)       (0.16)       (0.38)        (0.21)
Distributions From Net
 Realized Capital Gains.       (0.29)         (0.21)       0.00         0.00        (0.21)         0.00
                              ------        -------     -------       ------      -------       -------
Total Distributions.....       (0.45)         (0.47)      (0.15)       (0.16)       (0.59)        (0.21)
                              ------        -------     -------       ------      -------       -------
Net Asset Value, End of
 Period.................      $12.11        $ 11.24     $ 12.85       $12.84      $ 11.27       $ 12.90
                              ======        =======     =======       ======      =======       =======
Total Return (%)........         3.3***        (3.4)       15.7***      15.7***      (2.8)***      16.4***
Ratio of Operating
 Expenses to Average Net
 Assets (%).............        2.36**         2.15        2.17**       2.17**       0.99**        1.00**
Ratio of Net Investment
 Income to Average Net
 Assets (%).............        1.92**         2.13        2.73**       2.73**       3.69**        3.90**
Portfolio Turnover Rate
 (%)....................          50             36          48**         48**         36            48**
Net Assets, End of
 Period (000)...........      $4,691        $21,607     $29,866       $  305      $39,183       $49,747

  *Commencement of operations.
 **Computed on an annualized basis.
***Not computed on an annualized basis.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on March 8, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay a front end or contingent deferred sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets attributable to their class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's adviser as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

June 30, 1995 (unaudited)

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences are primarily due to differing treatments for mortgage backed securities, real estate limited partnership investments and market discount transactions.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1995 were as follows:

                  PURCHASES                                    SALES
      ---------------------------------         -----------------------------------
      U.S. GOVERNMENT          OTHER            U.S. GOVERNMENT            OTHER
      ---------------       -----------         ---------------         -----------
      $8,393,925            $61,425,816           $2,228,025            $53,848,896

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Loomis, Sayles & Company, L.P. ("Loomis, Sayles"). Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Loomis, Sayles is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement for the Fund in effect during the six months ended June 30, 1995 provided for fees as set forth below:

FEES EARNED        ANNUAL PERCENTAGE RATE             ANNUAL NET ASSET VALUE LEVELS
-----------        ----------------------             -----------------------------
$876,751           0.750%                             the first $200 million
                   0.700%                             the next $300 million
                   0.650%                             the excess over $500 million

June 30, 1995 (unaudited)

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1995 these expenses amounted to $24,675 and are shown separately in the financial statements as Accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds, L.P. ("New England Funds") is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $195,805 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A Shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $209,174 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1995 is $2,041,399.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services

June 30, 1995 (unaudited)

provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $31,316 and $182 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1995, the Fund paid New England Funds $93,949 and $544 in distrtribution fees under the Class B and Class C plans, respectively

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $355,470.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis-Sayles, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

    Annual Retainer              $2,400
    Meeting Fee                  $125/meeting
    Committee Meeting Fee        $75/meeting
    Committee Chairman Retainer  $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

June 30, 1995 (unaudited)

4. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                   YEAR ENDED             SIX MONTHS ENDED
                                DECEMBER 31, 1994           JUNE 30, 1995
                             ------------------------  ------------------------
CLASS A                        SHARES       AMOUNT       SHARES       AMOUNT
-------                      ----------  ------------  ----------  ------------
Shares sold................   4,117,368  $ 49,373,937   1,223,738  $ 14,804,364
Shares issued in connection
 with the reinvestment of:
 Dividends from net
  investment income........     374,414     4,341,420     204,514     2,533,673
 Distributions from net
  realized gain............     242,287     2,722,897           0             0
                             ----------  ------------  ----------  ------------
                              4,734,069    56,438,254   1,428,252    17,338,037
Shares repurchased.........  (3,735,100)  (44,017,575) (1,434,531)  (17,337,148)
                             ----------  ------------  ----------  ------------
Net increase (decrease)....     998,969    12,420,679      (6,279)          889
                             ----------  ------------  ----------  ------------
                                   YEAR ENDED             SIX MONTHS ENDED
                                DECEMBER 31, 1994           JUNE 30, 1995
                             ------------------------  ------------------------
CLASS B                        SHARES       AMOUNT       SHARES       AMOUNT
-------                      ----------  ------------  ----------  ------------
Shares sold................   1,610,212    19,092,139     550,057     6,594,968
Shares issued in connection
 with the reinvestment of:
 Dividends from net
  investment income........      30,005       344,757      24,849       307,164
 Distributions from net
  realized gain............      31,737       355,643           0             0
                             ----------  ------------  ----------  ------------
                              1,671,954    19,792,539     574,906     6,902,132
Shares repurchased.........    (136,236)   (1,590,989)   (173,488)   (2,050,450)
                             ----------  ------------  ----------  ------------
Net increase (decrease)....   1,535,718    18,201,550     401,418     4,851,682
                             ----------  ------------  ----------  ------------
                                                          SIX MONTHS ENDED
                                                            JUNE 30, 1995
                                                       ------------------------
CLASS C                                                  SHARES       AMOUNT
-------                                                ----------  ------------
Shares sold................                                24,340       291,869
Shares issued in connection
 with the reinvestment of:
 Dividends from net
  investment income........                                   229         2,852
 Distributions from net
  realized gain............                                     0             0
                                                       ----------  ------------
                                                           24,569       294,721
Shares repurchased.........                                  (785)      (10,024)
                                                       ----------  ------------
Net increase (decrease)....                                23,784       284,697
                                                       ----------  ------------
                                   YEAR ENDED             SIX MONTHS ENDED
                                DECEMBER 31, 1994           JUNE 30, 1995
                             ------------------------  ------------------------
CLASS Y                        SHARES       AMOUNT       SHARES       AMOUNT
-------                      ----------  ------------  ----------  ------------
Shares sold................   3,533,970    41,411,129     727,519     8,748,132
Shares issued in connection
 with the reinvestment of:
 Dividends from net
  investment income........      82,209       942,750      63,292       784,819
 Distributions from net
  realized gain............      61,245       687,599           0             0
                             ----------  ------------  ----------  ------------
                              3,677,424    43,041,478     790,811     9,532,951
Shares repurchased.........    (200,251)   (2,332,097)   (411,054)   (4,925,532)
                             ----------  ------------  ----------  ------------
Net increase (decrease)....   3,477,173    40,709,381     379,757     4,607,419
                             ----------  ------------  ----------  ------------
Increase (decrease) derived
 from capital shares
 transactions..............   6,011,860  $ 71,331,610     798,680  $  9,744,687
                             ==========  ============  ==========  ============

As a New England Funds stock fund shareholder, it's important that you're kept up-to-date on all changes to the stock funds prospectus. Since there's been a change in management for New England Star Advisers Fund, we've included a copy of the supplement to the prospectus below.

                           NEW ENGLAND FUNDS TRUST I

                         NEW ENGLAND STAR ADVISERS FUND

                         Supplement dated July 13, 1995
                  to New England Star Advisers Fund Prospectus
                               dated May 1, 1995
                  and New England Stock Funds Prospectus dated
                                  May 1, 1995

The following information reflects changes in the investment management and policies of the Loomis, Sayles & Company, L.P. ("Loomis Sayles") segment of New England Star Advisers Fund (the "Fund"):

  . Jeffrey C. Petherick, Vice President of Loomis Sayles and New England
    Funds Trust I, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Mr. Petherick was an investment manager at Masco Corporation prior to joining Loomis Sayles in 1990. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

  . Loomis Sayles manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential, that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth companies' stock, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

-------------------------------------------------------------------------------
                            REGULAR INVESTING PAYS
-------------------------------------------------------------------------------



Five Good Reasons to Invest Regularly

1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

-------------------------------------------------------------------------------
                        The  Power of Monthly Investing
-------------------------------------------------------------------------------

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:


Monthly investments of $50:



Years                    Growth of Monthly Investments
-------                  -----------------------------
0                              $0
5                              $3,661
10                             $9,040
15                             $16,943
20                             $28,555
25                             $45,618

Monthly investments of $100:


Years                    Growth of Monthly Investments
-------                  -----------------------------
0                              $0
5                              $7,322
10                             $18,079
15                             $33,886
20                             $57,111
25                             $91,236

Monthly investments of $200:


Years                   Growth of Monthly Investments
-------                 -----------------------------
0                             $0
5                             $14,643
10                            $36,158
15                            $67,772
20                            $114,222
25                            $182,472

Monthly investments of $500:


Years                   Growth of Monthly Investments
-------                 -----------------------------
0                             $0
5                             $36,608
10                            $90,396
15                            $169,429
20                            $285,555
25                            $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                               New England Funds
--------------------------------------------------------------------------------

                                  Stock Funds
                           International Equity Fund
                                  Growth Fund
                              Star Advisers Fund
                              Capital Growth Fund
                                  Value Fund
                           Growth Opportunities Fund
                                 Balanced Fund

                                  Bond Funds
                               High Income Fund
                             Strategic Income Fund
                          Government Securities Fund
                               Bond Income Fund
                       Limited Term U.S. Government Fund
                     Adjustable Rate U.S. Government Fund

                               Tax Exempt Funds
                            Tax Exempt Income Fund
                      Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                              Money Market Funds
                             Cash Management Trust
                           -- Money Market Series
                           -- U.S. Government Series
                         Tax Exempt Money Market Trust

                  To learn more, and for a free prospectus,
                    contact your financial representative.

                            New England Funds, L.P.
                              399 Boylston Street
                               Boston, MA 02116
                            Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

       New England Funds
   Where The Best Minds Meet


--------------------------------

      399 Boylston Street

     Boston, Massachusetts

             02116

--------------------------------


        95-0758 (BL58)

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